OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 7 - OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2011	2010

Refundable deposits with suppliers	$6,290,792	$-

Deposits for open project bids	125,816	3,230,329

VAT deductible	-	97,961

Other receivables	78,633	15,012

	$6,495,241	$3,343,302